COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Minimum Future Payments Due Under Operating Leases
Minimum future payments at December 31, 2017 due under the above agreements over the next five years and thereafter are as follows:

	Premises leases	Other agreements
	US Dollars in thousands

First year	36	698
Second year	36	599
Third year	36	431
Fourth year	36	97
Fifth year and thereafter	36	65

	180	1,890